Basis of Presentation and Significant Accounting Policies, Revenue Recognition (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition [Abstract]
Revenue	$ 618,698	$ 551,948	$ 1,149,670	$ 943,747	$ 724,743
Services for Patient Visits [Member]
Revenue Recognition [Abstract]
Revenue	439,200	392,800	$ 818,500	$ 683,000	$ 542,000
Revenue Related to Clinical Trial Member [Member]
Revenue Recognition [Abstract]
Revenue	$ 1,500	$ 2,100